Income taxes - Deferred income tax expense (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income taxes [Abstract]
Changes to Recognition of Tax Loss and Credit Carry Forwards	€ 0	€ 59	€ (2)
Changes to Recognition of Temporary Differences	19	(32)	4
Adjustments for deferred tax of prior periods	(8)	(7)	15
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes	13	2	(26)
Deferred tax expense (income) relating to origination and reversal of temporary differences	166	(35)	130
Deferred tax expense (income) recognised in profit or loss	€ 190	€ (13)	€ 121